Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
State and Local Jurisdiction [Member] | IDAHO
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	$ (11,016)	$ (14,264)	$ (37,982)
Income Tax Reconciliation, State Income Taxes, Percent	0.10%	0.10%	0.40%
State and Local Jurisdiction [Member] | UTAH
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	$ (239,093)	$ (199,166)	$ (227,169)
Income Tax Reconciliation, State Income Taxes, Percent	2.30%	1.50%	2.30%
State and Local Jurisdiction [Member] | NEW YORK
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Amount	$ (46,372)	$ (58,721)
Income Tax Reconciliation, State Income Taxes, Percent	0.40%	0.50%
IDAHO
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	0.10%
UTAH
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	2.30%
NEW YORK
Note 12 - Income Taxes (Details) - Reconciliation of Differences between Effective and Statutory Income Tax Rates [Line Items]
Income Tax Reconciliation, State Income Taxes, Percent	0.45%
Federal statutory rate	$ (3,610,711)	$ (4,572,234)	$ (3,406,340)
Federal statutory rate	35.00%	35.00%	35.00%
Change in valuation allowance	$ 4,935,302	$ 5,034,877	$ 3,903,777
Change in valuation allowance	(47.80%)	(39.00%)	(40.10%)
Net nontaxable gain on derivative	$ (843,861)	$ (290,623)	$ (232,286)
Net nontaxable gain on derivative	8.20%	2.20%	2.40%
Miscellaneous	$ (184,249)	$ 100,131
Miscellaneous	1.80%	(0.30%)
	$ 0	$ 0	$ 0
	0.00%	0.00%	0.00%